Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD VARIABLE INSURANCE FUNDS
Entity Central Index Key	0000857490
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	Apr. 29, 2025
Supplement to Prospectus [Text Block]	Vanguard Variable Insurance Funds – Short-Term Investment-Grade PortfolioSupplement Dated July 10, 2025, to the Prospectus and Summary Prospectus Dated April 29, 2025Prospectus Text Changes for Vanguard Variable Insurance Funds – Vanguard Short-Term Investment-Grade Portfolio The paragraph under the heading “Principal Investment Strategies” in the prospectus is replaced with the following:Vanguard Variable Insurance Funds Short-Term Investment-Grade Portfolio (the Portfolio) invests in a variety of high-quality and medium-quality fixed income securities. Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in investment-grade securities (those of medium and high quality). The Portfolio’s investments will have a dollar-weighted average maturity of 1 to 4 years. Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody’s Ratings or another independent rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio’s advisor. © 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 274A 072025